FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS, NET

	December 31,
	2022	2021
	USD in thousands
Cost:
Computers and software	839	739
Office furniture and equipment	356	255
Leasehold improvements	479	392
	1,674	1,386
Less – accumulated depreciation	1,076	883
Fixed assets, net	598	503